GENERAL:	6 Months Ended
Jun. 30, 2018
General
GENERAL INFORMATION:

NOTE 1 - GENERAL:

a.	General:

1)	Intec Pharma Ltd. (“Intec”) is engaged in the development of proprietary technology which enables the gastric retention of certain drugs. The technology is intended to significantly improve the efficiency of the drugs and substantially reduce their side-effects or the effective doses.

Intec is a limited liability public company incorporated and domiciled in Israel. The registered address of its offices is 12 Hartom St., Jerusalem, Israel.

Intec’s ordinary shares are traded on the Nasdaq Capital Market ("NASDAQ"). Intec’s ordinary shares are delisting from the Tel-Aviv Stock Exchange Ltd. in August 2018.

In September 2017, Intec incorporated a wholly-owned subsidiary in the United States of America in the State of Delaware – Intec Pharma Inc. (the “Subsidiary”). The Subsidiary was incorporated mainly to provide Intec executive and management services, including business development, medical affairs and investor relationship activities outside of Israel.

2)	Intec together with its Subsidiary (the "Company") engage in research and development activities and as a group have not yet generated revenues from their operations. Accordingly, there is no assurance that the Company’s operations will generate positive cash flows. As of June 30, 2018, the cumulative losses of the Company were approximately $110.7 million. Management expects that the Company will continue to incur losses from its operations, which will result in negative cash flows from operating activities. The Company's management estimates that its current cash resources, will allow the Company to complete its Phase III clinical trial for AP-CD/LD. However, management estimates that further fund raising will be required in order for the Company to complete the research and development of all of its product candidates including the manufacturing activities of the AP-CD/LD in the foreseeable future. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company plans to fund its future operations through submissions of applications for grants from private funds, license agreements with third parties and raising capital from the public and/or private investors and/or institutional investors. There is no assurance, however, that the Company will be successful in obtaining the level of financing needed for its operations and the research and development of its product candidates. If the Company is unsuccessful in securing sufficient financing, it may need to make the necessary changes to its operations to reduce the level of expenditures in line with available resources.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

3)	On April 13, 2018, the Company completed an underwritten public offering of its ordinary shares. The Company raised, together with the partial exercise of the underwriters’ over-allotment option, a total of approximately $35.0 million (net of underwriting discounts, commissions and other offering expenses in the amount of $2.5 million). For more details see note 6(a).

b.	Approval of consolidated financial statements

These condensed consolidated interim financial statements were approved by the Board of Directors on August 14, 2018.